Income Taxes	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
Income Taxes

16.  Income Taxes

The components of the provision for income taxes for the past two years are as follows:

	For the years ended December 31,
(In thousands)	2012	2011
Federal - current provision	$1,227	$775
Federal - deferred provision (benefit)	459	(335)
Total federal provision	1,686	440
State - current provision (benefit)	216	(10)
State - deferred provision	324	339
Total state provision	540	329
Total provision for income taxes	$2,226	$769

Reconciliation between the reported income tax provision and the amount computed by multiplying income before taxes by the statutory Federal income tax rate for the past two years is as follows:

	For the years ended December 31,
(In thousands, except percentages)	2012	2011
Federal income tax provison at statutory rate	$2,199	$1,127
Increases (decreases) resulting from:
Bank owned life insurance	(100)	(100)
Tax-exempt interest	(161)	(155)
Meals and entertainment	17	16
Reversal of valuation reserve	-	(323)
State income taxes, net of federal income tax effect	356	217
Other, net	(85)	(13)
Provision for income taxes	$2,226	$769
Effective tax rate	34.4%	23.2%

Deferred income taxes are provided for temporary differences between the financial reporting basis and the tax basis of the Company’s assets and liabilities.  The components of the net deferred tax asset at December 31, 2012 and 2011 are as follows:

(In thousands)	December 31, 2012	December 31, 2011
Deferred tax assets:
Allowance for loan losses	$5,895	$6,529
Lost interest on nonaccrual loans	717	1,011
Stock-based compensation	390	329
Depreciation	256	199
Deferred compensation	174	150
Disallowed writedowns on OREO properties	60	-
State net operating loss	-	112
Net unrealized cash flow hedge losses	-	17
Other	102	69
Total deferred tax assets	7,594	8,416
Deferred tax liabilities:
Net unrealized security gains	885	760
Deferred loan costs	354	464
Goodwill	286	246
Bond accretion	115	68
Total deferred tax liabilities	1,640	1,538
Net deferred tax asset	$5,954	$6,878

The Company computes deferred income taxes under the asset and liability method.  Deferred income taxes are recognized for tax consequences of  “temporary differences” by applying enacted statutory tax rates to differences between the financial reporting and the tax basis of existing assets and liabilities.  A deferred tax liability is recognized for all temporary differences that will result in future taxable income.  A deferred tax asset is recognized for all temporary differences that will result in future tax deductions subject to reduction of the asset by a valuation allowance.

The Company had a state net operating loss carry-forward of approximately $1.9 million at December 31, 2011.  These net operating losses were fully utilized in 2012.

Included as a component of deferred tax assets is an income tax expense (benefit) related to unrealized gains (losses) on securities available for sale and cash flow hedges.  The after-tax component of the unrealized gain on securities available for sale of $1.3 million and $1.1 million in 2012 and 2011, respectively, is included in other comprehensive income in shareholders’ equity.  In addition, other comprehensive income included $(26) thousand related to cash flow hedges at December 31, 2011.  There were no cash flow hedges at December 31, 2012.

The Company follows FASB ASC Topic 740, “Income Taxes,” which prescribes a threshold for the financial statement recognition of income taxes and provides criteria for the measurement of tax positions taken or expected to be taken in a tax return.  ASC 740 also includes guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition of income taxes.  The Company did not recognize or accrue any interest or penalties related to income taxes during the years ended December 31, 2012 and 2011.  The Company does not have an accrual for uncertain tax positions as of December 31, 2012 or 2011, as deductions taken and benefits accrued are based on widely understood administrative practices and procedures and are based on clear and unambiguous tax law.  Tax returns for all years 2008 and thereafter are subject to future examination by tax authorities.